Document and Entity Information	Jun. 10, 2021
Document and Entity Information [Abstract]
Entity Central Index Key	0000718413
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jun. 10, 2021
Entity Registrant Name	COMMUNITY BANCORP /VT
Entity Incorporation, State or Country Code	VT
Entity File Number	000-16435
Entity Tax Identification Number	03-0284070
Entity Address, Address Line One	4811 US Route 5
Entity Address, City or Town	Derby
Entity Address, State or Province	VT
Entity Address, Postal Zip Code	05829
City Area Code	802
Local Phone Number	334-7915
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false